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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
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Check here if Amendment [  ]; Amendment Number:
                                                -----
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Advent International Corporation
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Address:          75 State Street
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                  Boston, MA  02109
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13F File Number:  28-          6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                Jarlyth H. Gibson
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Title:               Assistant Compliance Officer
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Phone:               (617) 951-9493
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Signature, Place, and Date of Signing:

/s/ Jarlyth H. Gibson                   Boston, MA            November 2, 2006
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        [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
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Form 13F Information Table Entry Total:                       7
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Form 13F Information Table Value Total:                $     401,719
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                                                           (thousands)






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                           FORM 13F INFORMATION TABLE

                                                                   COLUMN 5                                          COLUMN 8
                           COLUMN 2                COLUMN 4   --------------------    COLUMN 6   COLUMN 7       VOTING AUTHORITY
         COLUMN 1          TITLE OF   COLUMN 3       VALUE      SHRS OR   SH/ PUT   INVESTMENT    OTHER    ------------------------
      NAME OF ISSUER         CLASS      CUSIP      (x$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS      SOLE     SHARED  NONE
      --------------       --------  -----------   --------   ----------  --------  ----------  ---------  ----------  ------  ----
ANESIVA INC.                COMMON   03460L-10-0      7,541    1,112,286                SOLE                1,112,286
ASPEN TECHNOLOGY, INC.      COMMON   045327-10-3    343,973   31,499,336                SOLE               31,499,336
EVOLVING SYSTEMS INC.       COMMON   30049R-10-0      1,311    1,324,131                SOLE                1,324,131
EXELIXIS                    COMMON   30161Q-10-4      1,016      116,698                SOLE                  116,698
KIRKLAND'S INC.             COMMON   497498-10-5     30,838    6,306,407                SOLE                6,306,407
MTI TECHNOLOGY, CORP.       COMMON   553903-10-5     16,467   17,192,037                SOLE               17,192,037
STEREOTAXIS, INC.           COMMON   85916J-10-2        573       55,389                SOLE                   55,389
                                                    -------
                                                    401,719
                                                    =======